S000056738 [Member] Performance Management - Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with the Bloomberg U.S. Aggregate Bond Index, which is a broad measure of domestic bond market performance.
Performance Additional Market Index [Text]	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with the Bloomberg U.S. Aggregate Bond Index, which is a broad measure of domestic bond market performance. Performance is also shown for the Base Index and the NUSA Custom Index (defined below), each of which more closely represents the 1-5 year U.S. fixed income investment exposure sought by the Fund.
Bar Chart [Heading]	Annual Total Return*
Bar Chart Closing [Text Block]	During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 3.60% and -3.68%, respectively, for the quarters ended June 30, 2020 and March 31, 2022.
Performance Table Heading	Average Annual Total Returnsfor the Periods EndedDecember 31, 2024
Performance Table Narrative
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with the Bloomberg U.S. Aggregate Bond Index, which is a broad measure of domestic bond market performance. Performance is also shown for the Base Index and the NUSA Custom Index (defined below), each of which more closely represents the 1-5 year U.S. fixed income investment exposure sought by the Fund. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
The Fund's name, investment objective and strategies changed effective July 1, 2023. Fund performance prior to July 1, 2023 reflects the Fund's investment objective and strategies when it sought to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index.

Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Availability Website Address [Text]	www.nuveen.com/etf
Performance Availability Phone [Text]	(800) 257-8787
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return
Bar Chart, Year to Date Return	4.77%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	3.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(3.68%)
Lowest Quarterly Return, Date	Mar. 31, 2022